Hedging activities and derivatives - Summary Of Hedge Reserve Movement (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)
Disclosure of detailed information about hedges [line items]
Beginning balance	₨ 121,697		₨ 118,400	₨ 126,373
Gain / (loss) recognised on cash flow hedges	633	$ 7	(2,340)	1,487
Income tax relating on cash flow hedges and cost of hedge reserve	(10)	(0)	(626)	249
Ending balance	131,112	1,535	121,697	118,400
Closing balance	112,602		105,217		$ 1,318
Cash Flow Hedge Reserve
Disclosure of detailed information about hedges [line items]
Beginning balance	32	0	1,679	668
Gain / (loss) recognised on cash flow hedges	3,015	35	(2,715)	9,606
(Gain) / loss reclassified to profit or loss (under head finance costs)	(2,370)	(28)	406	(8,086)
(Gain)/loss reclassified to profit or loss on unwinding of derivative contract	(12)	(0)	(11)	57
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	(718)	(8)	(75)
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur				(90)
Income tax relating on cash flow hedges and cost of hedge reserve	(12)	(0)	594	(336)
Less: Non-controlling interest movement	35	0	154	(140)
Ending balance	(30)	1	32	1,679
Closing balance	(65)		(122)	1,819	(1)
Cost Of Hedge Reserve On Cash Flow Hedges
Disclosure of detailed information about hedges [line items]
Beginning balance	(1,899)	(22)	(2,297)	(1,996)
Effective portion of changes in fair value	(2,160)	(25)	(3,346)	(5,923)
Amount reclassified to profit or loss (under head "Finance costs and fair value change in derivative instruments")	1,420	17	2,435	4,194
(Gain)/loss reclassified to profit or loss on unwinding of derivative contract	0	0	400	1,340
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	2,624	31	1,177
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur				12
Income tax relating on cash flow hedges and cost of hedge reserve	(458)	(5)	(243)	87
Less: Non-controlling interest movement	(88)	(1)	(25)	(11)
Ending balance	(561)	(7)	(1,899)	(2,297)
Closing balance	(473)		(1,874)	(2,286)	$ (6)
Total Hedge Reserve [Member]
Disclosure of detailed information about hedges [line items]
Beginning balance	(1,867)	(22)	(618)	(1,328)
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	1,422	17	827
OCI for the year	(93)	(1)	(2,205)	861
Attributable to non-controlling interests	(53)	(1)	129	(151)
Ending balance	₨ (591)	$ (7)	₨ (1,867)	₨ (618)